Due to banks and correspondents - Loan received from foreign entities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Loan Received From Foreign Entities	S/ 613,090	S/ 796,028
Credit Suisse First Boston [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2020 / 2019
Loan Received From Foreign Entities	S/ 238,608	229,364
Development Bank Of Latin America [Member] | Super National [Member]
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2020
Loan Received From Foreign Entities	S/ 132,560	134,920
Wells Fargo Bank Co [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2020
Loan Received From Foreign Entities	S/ 82,850	84,325
Citibank N.A [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2020
Loan Received From Foreign Entities	S/ 82,850	84,325
Bank J. Safra Sarasin [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2020 / 2019
Loan Received From Foreign Entities	S/ 76,222	94,444
Sumitomo Bank [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2019
Loan Received From Foreign Entities		S/ 168,650